INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2020 and 2019:

	Year ended Dec. 31, 2020			Year ended Dec. 31, 2019
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$71,565	$3,946	$75,511	$76,014	$4,182	$80,196
Changes resulting from:
Property acquisitions	647	108	755	6,797	246	7,043
Capital expenditures	1,140	857	1,997	1,540	1,229	2,769
Accounting policy change(1)	—	—	—	704	22	726
Property dispositions(2)	(2,339)	(21)	(2,360)	(742)	(37)	(779)
Fair value (losses) gains, net	(1,607)	219	(1,388)	301	557	858
Foreign currency translation	322	(44)	278	69	72	141
Transfers between commercial properties and commercial developments	2,709	(2,709)	—	354	(354)	—
Impact of deconsolidation due to loss of control(3)	—	—	—	(10,701)	(798)	(11,499)
Reclassifications of assets held for sale and other changes	(2,143)	(40)	(2,183)	(2,771)	(1,173)	(3,944)
Balance, end of year(4)	$70,294	$2,316	$72,610	$71,565	$3,946	$75,511
(1)Includes the impact of the adoption of IFRS 16 through the recognition of right-of-use assets. See Note 2, Summary of Significant Accounting Policies for further information.
(2)Property dispositions represent the carrying value on date of sale.
(3)Includes the impact of deconsolidation of Brookfield Strategic Real Estate Partners III (“BSREP III”) investments in the prior year. See below for further information.
(4)Includes right-of-use commercial properties and commercial developments of $729 million and $10 million, respectively, as of December 31, 2020. Current lease liabilities of $35 million has been included in accounts payable and other liabilities and non-current lease liabilities of $712 million have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2020			Dec. 31, 2019
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.9%	5.6%	12	7.0%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	5.9%	5.2%	10
Australia	Discounted cash flow	6.6%	5.7%	10	6.8%	5.9%	10
Europe	Discounted cash flow	5.2%	3.8%	10	4.6%	4.1%	11
Brazil	Discounted cash flow	7.6%	7%	10	7.9%	7.4%	10
Core Retail	Discounted cash flow	7.0%	5.3%	10	6.7%	5.4%	10
LP Investments Office	Discounted cash flow	9.7%	7.2%	7	10.0%	7.3%	7
LP Investments Retail	Discounted cash flow	8.7%	7.0%	10	8.8%	7.3%	10
Mixed-use	Discounted cash flow	7.3%	5.2%	10	7.6%	5.4%	10
Logistics(1)	Direct capitalization	—%	n/a	n/a	5.8%	n/a	n/a
Multifamily(1)	Direct capitalization	4.9%	n/a	n/a	5.1%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.2%	n/a	n/a	6.3%	n/a	n/a
Self-storage(1)(2)	Direct capitalization	—%	n/a	n/a	5.6%	n/a	n/a
Student Housing(1)	Direct capitalization	4.9%	n/a	n/a	5.8%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	4.8%	n/a	n/a	5.5%	n/a	n/a
(1) The valuation method used to value hospitality, multifamily, triple net lease, self-storage, student housing, logistics and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.
(2)In the fourth quarter of 2020, the partnership sold its investment in a portfolio of self-storage assets.
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i) above.

	Dec. 31, 2020				Dec. 31, 2019
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,682	$411	$—	$—	$15,213	$535
Canada	—	—	4,721	381	—	—	4,633	173
Australia	—	—	2,366	365	—	—	1,881	419
Europe	—	—	2,526	173	—	—	936	1,931
Brazil	—	—	309	—	—	—	361	—
Core Retail	—	—	20,324	—	—	—	21,561	—
LP Investments
LP Investments Office	—	—	7,946	781	—	—	8,054	702
LP Investments Retail	—	—	2,538	—	—	—	2,812	—
Logistics	—	—	—	—	—	—	84	10
Hospitality(1)			84	—	—	—	—	—
Multifamily	—	—	2,442	—	—	—	2,937	—
Triple Net Lease	—	—	3,719	—	—	—	4,508	—
Self-storage	—	—	—	—	—	—	991	16
Student Housing	—	—	2,757	205	—	—	2,445	160
Manufactured Housing	—	—	2,784	—	—	—	2,446	—
Mixed-Use	—	—	3,096	—	—	—	2,703	—
Total	$—	$—	$70,294	$2,316	$—	$—	$71,565	$3,946
(1) Represents excess land held for capital appreciation rather than an operating hotel asset.
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2020, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2020
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$748
Canada	223
Australia	166
Europe	155
Brazil	5
Core Retail	1,076
LP Investments
LP Investments Office	401
LP Investments Retail	148
Mixed-use	142
Multifamily	117
Triple Net Lease	137
Student Housing	122
Manufactured Housing	130
Total	$3,570
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2020				Dec. 31, 2019
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	—	123	1,596	1,719	—	—	1,250	1,250
Securities designated as FVTOCI	—	—	86	86	—	—	121	121
Derivative assets	—	236	—	236	—	90	—	90
Total financial assets	$—	$359	$1,682	$2,041	$—	$90	$1,371	$1,461

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$863	$863	$—	$—	$922	$922
Derivative liabilities	—	688	—	688	—	702	—	702
Total financial liabilities	$—	$688	$863	$1,551	$—	$702	$922	$1,624
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2020 and 2019:

	Dec. 31, 2020		Dec. 31, 2019
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,371	$922	$767	$838
Additions	324	—	950	—
Dispositions	(10)	—	(125)	—
Fair value (losses) gains, net and OCI	(3)	(59)	206	8
Other	—	—	(427)	76
Balance, end of year	$1,682	$863	$1,371	$922